Other Operating Income - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Accounts payable write-off	$ 1,899
Other operating income from related parties	66	71	43
Other operating income - other	108	112
Total other operating income from continuing operations	$ 2,073	$ 183	$ 43